                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 through December 31, 2006

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A


                                                         VARIABLE ANNUITY FUND A

                           [DELAWARE INVESTMENTS LOGO]

                            Lincoln National
                            Variable Annuity Fund A
                            Annual Report
                            December 31, 2006





                                                         VARIABLE ANNUITY FUND A

LINCOLN NATIONALVARIABLE ANNUITY FUND A

INDEX






COMMENTARY

DISCLOSURE OF FUND EXPENSES

SECTOR ALLOCATION AND TOP 10 HOLDINGS

STATEMENT OF NET ASSETS

STATEMENT OF OPERATIONS

STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER FUND INFORMATION

OFFICER/MANAGER INFORMATION


LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

ANNUAL REPORT COMMENTARY
For the year ended December 31, 2006

Managed by:
                                                                         ( LOGO)

The Fund returned 11.07% for the fiscal year 2006 while its style specific benchmark, the Russell 1000 Index*, returned 15.46%.

Our research indicates that the equity markets ended 2006 on a positive note, seeing robust gains for the year. Confidence that the U.S. economy would not enter into a recession, but rather see a soft landing in 2007 led to widespread bullish sentiment by investors. Catalysts for continued gains through the end of the year included stabilization in oil prices, a favorable employment outlook, the expectation that the Federal Reserve will have to cut interest rates in 2007 and that corporate profit growth should continue to grow at a moderate pace.

Despite an attractive absolute return for 2006, the Fund's performance trailed that of its benchmark index. The Fund's underperformance relative to the Russell 1000 index was attributable to stock selection in the communications services, health care and technology sectors. Lack of exposure to AT&T, a provider of communications services and products, and Merck, a global pharmaceutical company detracted from performance.

Stock selection in the finance, business services and consumer services sectors contributed to performance. Stocks making a notable positive contribution to the Fund relative to its benchmark included overweight positions in Morgan Stanley, a global financial services firm, United States Steel, an integrated steel producer and Manpower, a provider of staffing and workforce management solutions.

Despite an imminent economic slowdown and the strong equity market rally, we remain modestly positive on the equity market for 2007. Although the housing market continues to substantially impact economic growth, we are encouraged by a strong employment environment. We believe the mergers and acquisitions (M&A) environment is robust, which we feel should support valuations and help to provide for price to earnings multiple expansion as corporate and private equity buyers are flush with cash. The equity market, in our view, has begun to price in anticipation of an interest rate cut by the Federal Reserve in 2007. The Federal Reserve has made it clear that this will only happen should inflationary pressures subside. We feel that with a benign economic backdrop and substantially slower U.S. Gross Domestic Product (GDP) growth, the Federal Reserve will be poised to initiate a rate cut, an event that we believe should prove to be a catalyst for the equity markets, other factors held equal.

Francis X. Morris
Christopher S. Adams
Michael S. Morris
Donald G. Padilla
Delaware Investments

The views expressed in this commentary are as of the date noted and are subject to change at any time.


Growth of $10,000 invested 12/31/96 through 12/31/06



(LINE GRAPH)

                                                      RUSSELL 1000
                                           FUND A         INDEX
                                           ------     ------------


12/31/96                                  10000.00      10000.00
                                          11887.00      12245.00
                                          15799.00      16268.00
                                          18951.00      20663.00
                                          22123.00      24984.00
                                          19628.00      23038.00
                                          17265.00      20170.00
                                          13035.00      15803.00
                                          16755.00      20526.00
                                          18544.00      22867.00
12/31/06                                  18114.00      22913.00




This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/96. As the chart shows, by December 31, 2006, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $18,114. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $22,913. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.


Average annual return
on investment             Ended
Standard Class Shares     12/31/06
----------------------------------


One Year                  + 11.07%
----------------------------------
Five Years                  +4.52%
----------------------------------
Ten Years                   +6.12%
----------------------------------



* Russell 1000 Index measures the performance of the largest 1,000 U.S. companies based on market capitalization.


                            Variable Annuity Fund A-1

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

As a beneficial owner of Fund A, you incur ongoing Separate Account expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Separate Account and to compare these costs with the ongoing costs of investing in other separate accounts.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund A Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on Fund A's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not Fund A's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Fund A and other separate accounts. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the financial reports of other separate accounts.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Fund A does not charge any transaction costs, such as sales charges (loads), redemption fees or exchange fees. The fees related to the variable annuity contract, such as the sales charge that could apply, have not been included. Therefore, the second section of the table is useful in comparing the contract costs only, and will not help you determine the relative total costs of owning the contract.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                Expenses
                         Beginning     Ending                 Paid During
                          Account     Account    Annualized      Period
                           Value       Value       Expense     7/1/06 to
                           7/1/06     12/31/06     Ratios      12/31/06*
-------------------------------------------------------------------------


ACTUAL FUND A RETURN
Variable Annuity Fund A  $1,000.00   $1,109.40      1.28%        $6.81
-------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Variable Annuity Fund A  $1,000.00   $1,018.75      1.28%        $6.51
-------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to Fund A's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                            Variable Annuity Fund A-2

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

SECTOR ALLOCATION AND TOP 10 HOLDINGS
AS OF DECEMBER 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials



                                           PERCENTAGE
SECTOR                                   OF NET ASSETS
------------------------------------------------------

COMMON STOCK                                  98.41%
------------------------------------------------------
Basic Materials                                4.33%
Business Services                              1.00%
Capital Goods                                  8.60%
Communication Services                         2.15%
Consumer Discretionary                         4.51%
Consumer Services                              1.82%
Consumer Staples                               7.23%
Credit Cyclicals                               0.51%
Energy                                         8.83%
Financials                                    22.85%
Health Care                                   10.91%
Media                                          3.91%
Real Estate                                    1.11%
Technology                                    16.81%
Transportation                                 0.70%
Utilities                                      3.14%
------------------------------------------------------
COMMERCIAL PAPER                               1.44%
------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES              99.85%
------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF
  LIABILITIES                                  0.15%
------------------------------------------------------
TOTAL NET ASSETS                             100.00%
------------------------------------------------------



Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.



                                           PERCENTAGE
TOP 10 HOLDINGS                          OF NET ASSETS
------------------------------------------------------

Citigroup                                      2.99%
Microsoft                                      2.54%
Exxon Mobil                                    2.43%
Procter & Gamble                               2.24%
General Electric                               2.23%
Bank of America                                2.11%
Johnson & Johnson                              1.93%
ConocoPhillips                                 1.86%
Cisco Systems                                  1.81%
International Business Machines                1.71%
------------------------------------------------------






                            Variable Annuity Fund A-3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
December 31, 2006




                                        NUMBER OF         FAIR
                                         SHARES          VALUE
                                                        (U.S. $)


     COMMON STOCK-98.41%
     BASIC MATERIALS-4.33%
     Dow Chemical.................         17,300     $   690,962
     duPont (E.I.) deNemours......         13,000         633,230
     Freeport-McMoRan Copper &
      Gold Class B...............           7,100         395,683
     Lubrizol.....................         12,400         621,612
     Steel Dynamics...............          9,600         311,520
     United States Steel..........          9,100         665,574
                                                      -----------
                                                        3,318,581
                                                      -----------
     BUSINESS SERVICES-1.00%
     Manpower.....................          4,400         329,692
     Republic Services Class A....         10,800         439,236
                                                      -----------
                                                          768,928
                                                      -----------
     CAPITAL GOODS-8.60%
     Caterpillar..................         13,000         797,290
     DRS Technologies.............          5,400         284,472
     General Electric.............         46,000       1,711,660
     Goodrich.....................         14,100         642,255
  +  Grant Prideco................         17,300         688,021
     Northrop Grumman.............          9,800         663,460
     Textron......................          9,300         872,061
  +  Thomas & Betts...............          5,200         245,856
     United Technologies..........         11,100         693,972
                                                      -----------
                                                        6,599,047
                                                      -----------
     COMMUNICATION SERVICES-2.15%
     Embarq.......................         11,500         604,440
     Verizon Communications.......         28,100       1,046,444
                                                      -----------
                                                        1,650,884
                                                      -----------
     CONSUMER DISCRETIONARY-4.51%
     Abercrombie & Fitch Class A..          8,600         598,818
     Best Buy.....................         14,750         725,553
  +  Coach........................         12,500         537,000
     Federated Department Stores..         13,000         495,690
     Nike.........................          5,300         524,859
  +  Urban Outfitters.............         15,400         354,662
     Wal-Mart Stores..............          4,800         221,664
                                                      -----------
                                                        3,458,246
                                                      -----------
     CONSUMER SERVICES-1.82%
     Marriott International Class
      A..........................          12,200         582,184
     McDonald's...................         18,400         815,672
                                                      -----------
                                                        1,397,856
                                                      -----------
     CONSUMER STAPLES-7.23%
     Altria Group.................          4,900         420,518
     CVS..........................         22,800         704,748
     Fortune Brands...............          9,300         794,127
     Kellogg......................          5,800         290,348
     Kimberly-Clark...............          7,000         475,650
     PepsiCo......................         18,300       1,144,665
     Procter & Gamble.............         26,700       1,716,009
                                                      -----------
                                                        5,546,065
                                                      -----------
     CREDIT CYCLICALS-0.51%
     D.R. Horton..................         14,600         386,754
                                                      -----------
                                                          386,754
                                                      -----------
     ENERGY-8.83%
     Chevron......................          5,100         375,003
     ConocoPhillips...............         19,800       1,424,610
     EOG Resources................          7,000         437,150
     Exxon Mobil..................         24,300       1,862,109
  +  National Oilwell Varco.......          8,100         495,558
  +  Newfield Exploration.........         11,100         510,045
     Occidental Petroleum.........         14,600         712,918
     St. Mary Land & Exploration..          6,600         243,144
     Tidewater....................          7,000         338,520
  +  Transocean...................          4,600         372,094
                                                      -----------
                                                        6,771,151
                                                      -----------
     FINANCIALS-22.85%
  +  Affiliated Managers Group....          5,300         557,189
     Allstate.....................          9,200         599,012
     American International
      Group......................          15,500       1,110,730
     Bank of America..............         30,300       1,617,717
     Berkley (W.R.)...............         13,900         479,689
     Capital One Financial........          9,200         706,744
     CIT Group....................          9,300         518,661
     Citigroup....................         41,200       2,294,839
     Everest Re Group.............          3,700         363,007
     Freddie Mac..................          8,400         570,360
     Hanover Insurance Group......          6,500         317,200
     JPMorgan Chase...............         26,100       1,260,630
     Mellon Financial.............         11,500         484,725
     Merrill Lynch................         10,400         968,240
     MetLife......................          8,200         483,882
     Morgan Stanley...............         11,400         928,302
     PMI Group....................          8,400         396,228
     Prudential Financial.........          6,900         592,434
     U.S. Bancorp.................         19,700         712,943
     United Health Group..........         19,300       1,036,989
     Washington Mutual............         18,100         823,369
  +  WellPoint....................          9,000         708,210
                                                      -----------
                                                       17,531,100
                                                      -----------
     HEALTH CARE-10.91%
     Abbott Laboratories..........         14,400         701,424
  +  Amgen........................         15,200       1,038,312
  +  Express Scripts Class A......          7,100         508,360
  +  Genentech....................          6,700         543,571
  +  Gen-Probe....................          7,200         377,064
  +  Gilead Sciences..............          8,100         525,933

                            Variable Annuity Fund A-4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                        NUMBER OF         FAIR
                                         SHARES          VALUE
                                                        (U.S. $)

     COMMON STOCK (CONTINUED)
     HEALTH CARE (CONTINUED)
     Johnson & Johnson............         22,400     $ 1,478,848
     Medtronic....................         12,900         690,279
     Pfizer.......................         40,300       1,043,770
     Quest Diagnostics............          7,900         418,700
  +  Vertex Pharmaceuticals.......          6,800         254,456
     Wyeth........................         15,500         789,260
                                                      -----------
                                                        8,369,977
                                                      -----------
     MEDIA-3.91%
     CBS Class B..................         11,000         342,980
  +  Comcast Class A..............          9,400         397,902
  +  Comcast Special Class A......          6,200         259,656
     Disney (Walt)................         18,900         647,703
  +  Idearc.......................          1,440          41,256
     Time Warner..................         39,400         858,132
  +  Viacom Class B...............         10,950         449,279
                                                      -----------
                                                        2,996,908
                                                      -----------
     REAL ESTATE-1.11%
     Developers Diversified
      Realty.....................           6,900         434,355
     ProLogis.....................          6,800         413,236
                                                      -----------
                                                          847,591
                                                      -----------
     TECHNOLOGY-16.81%
     Applied Materials............         35,500         654,975
  +  BEA Systems..................         17,900         225,182
  +  Cisco Systems................         50,700       1,385,631
  +  Corning......................         29,300         548,203
  +  Dell.........................         13,900         348,751
  +  EMC..........................         38,600         509,520
  +  Google Class A...............          1,700         782,816
     Hewlett-Packard..............         23,800         980,322
     Intel........................         60,400       1,223,100
     International Business
      Machines...................          13,500       1,311,525
     Microsoft....................         65,300       1,949,858
     Motorola.....................         30,000         616,800
     National Semiconductor.......         19,000         431,300
  +  Oracle.......................         22,800         390,792
     QUALCOMM.....................         20,200         763,358
     Texas Instruments............         26,800         771,840
                                                      -----------
                                                       12,893,973
                                                      -----------
     TRANSPORTATION-0.70%
     Norfolk Southern.............         10,700         538,103
                                                      -----------
                                                          538,103
                                                      -----------
     UTILITIES-3.14%
     Dominion Resources...........          8,000         670,720
     Edison International.........         13,400         609,432
     PPL..........................         16,900         605,696
     TXU..........................          9,700         525,837
                                                      -----------
                                                        2,411,685
                                                      -----------
     TOTAL COMMON STOCK
      (COST $51,860,129).........                      75,486,849
                                                      -----------


                                        PRINCIPAL
                                         AMOUNT
                                        (U.S. $)

 =/  COMMERCIAL PAPER-1.44%
     Anheuser Busch 5.241%
      1/2/07.....................      $1,105,000       1,104,839
                                                      -----------
     TOTAL COMMERCIAL PAPER
      (COST $1,104,839)..........                       1,104,839
                                                      -----------









TOTAL MARKET VALUE OF SECURITIES-99.85% (COST $52,964,968)....................    76,591,688
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.15%.........................       118,389
                                                                                 -----------
NET ASSETS-100.00%............................................................   $76,710,077
                                                                                 ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
3,329,581 units at $21.262 unit value.........................................   $70,793,647
ANNUITY RESERVES:
63,183 units at $21.262 unit value............................................     1,343,399
156,890 units at $29.148 unit value...........................................     4,573,031
                                                                                 -----------
Total Net Assets..............................................................   $76,710,077
                                                                                 ===========




----------



   +  Non-income Producing security for the year ended December 31, 2006.
  =/  The interest rate shown is the effective yield at the time of purchase.



                             See accompanying notes

                            Variable Annuity Fund A-5

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENT OF OPERATIONS
Year Ended December 31, 2006







INVESTMENT INCOME:
Dividends......................                $1,266,525
Interest.......................                    53,457
Foreign Tax Withheld...........                    (1,114)
                                               ----------
                                                1,318,868
                                               ----------
EXPENSES:
Investment management
 services.....................    $  242,119
Mortality and expense
 guarantees...................       714,459      956,578
                                  ----------   ----------
NET INVESTMENT INCOME..........                   362,290
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
Net realized gain on
 investments..................     5,157,584
Net change in unrealized
 appreciation/ depreciation of
 investments..................     2,413,325    7,570,909
                                  ----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....                 $7,933,199
                                               ==========




                             See accompanying notes


LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENTS OF CHANGES IN NET ASSETS




                                         YEAR ENDED
                                   12/31/06      12/31/05
                                 -----------   -----------


CHANGES FROM OPERATIONS:
Net investment income.........   $   362,290   $   408,872
Net realized gain on
 investments.................      5,157,584     2,908,945
Net change in unrealized
 appreciation/depreciation of
 investments.................      2,413,325        70,761
                                 -----------   -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...      7,933,199     3,388,578
Net decrease from equity
 transactions................     (7,146,219)   (8,348,065)
                                 -----------   -----------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS..................        786,980    (4,959,487)
Net assets, at beginning of
 year........................     75,923,097    80,882,584
                                 -----------   -----------
NET ASSETS, AT END OF PERIOD..   $76,710,077   $75,923,097
                                 ===========   ===========




                             See accompanying notes


                            Variable Annuity Fund A-6

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

FINANCIAL HIGHLIGHTS-SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data for an accumulation unit outstanding throughout each period:


                                                    YEAR ENDED DECEMBER 31,
                                       2006       2005       2004       2003        2002
                                     -------    -------    -------    -------    ---------


Investment income.................   $ 0.354    $ 0.338    $ 0.343    $ 0.245    $   0.253
Expenses..........................    (0.257)    (0.239)    (0.218)    (0.184)     (0.191)
                                     -------    -------    -------    -------    ---------
Net investment income.............     0.097      0.099      0.125      0.061        0.062
Net realized and unrealized gain
  (loss) on investments...........     2.022      0.732      1.642      3.612      (4.238)
                                     -------    -------    -------    -------    ---------
Increase (decrease) in
  accumulation unit value.........     2.119      0.831      1.767      3.673      (4.176)
Accumulation unit value at
  beginning of period.............    19.143     18.312     16.545     12.872       17.048
                                     -------    -------    -------    -------    ---------
Accumulation unit value at end of
  period..........................   $21.262    $19.143    $18.312    $16.545    $  12.872
                                     =======    =======    =======    =======    =========
Net assets, end of period (000's
  omitted)........................   $76,710    $75,923    $80,883    $79,708    $  66,334
Ratio of expenses to average net
  assets..........................     1.28%      1.28%      1.28%      1.27%        1.28%
Ratio of net investment income to
  average net assets..............     0.48%      0.53%      0.73%      0.42%        0.41%
Total investment return...........    11.07%      4.54%     10.68%     28.54%     (24.50)%
Portfolio turnover rate...........    28.83%     20.40%     38.72%     77.30%       60.26%
Number of accumulation units
  outstanding at end of period
  (expressed in thousands):
  Accumulation units..............     3,330      3,689      4,103      4,466        4,747
  Reserve units...................       220        214        245        278          329




                            Variable Annuity Fund A-7

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln
Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc.(Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other--Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,218 for the year ended December 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2006 amounted to $21,965,102 and $28,459,299, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Life is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of December 31, 2006, $4,573,031 of such assets remains in the Fund at a unit value of $29.148. Lincoln Life retained $2,079 from the proceeds of the sale of annuity contracts during the year ended December 31, 2006 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-advisor") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2006, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.


                            Variable Annuity Fund A-8

LINCOLN NATIONAL
VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. NET ASSETS
Net assets at December 31, 2006 consisted of the following:



Equity transactions..................   $(242,084,150)
Accumulated net investment income....      76,183,612
Accumulated net realized gain on
  investments........................     218,983,895
Net unrealized appreciation of
  investments........................      23,626,720
                                        -------------
NET ASSETS...........................   $  76,710,077
                                        =============



5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS



                                YEAR ENDED DECEMBER 31, 2006            YEAR ENDED DECEMBER 31, 2005
                                UNITS               AMOUNT              UNITS               AMOUNT
                              ---------         -------------         ---------         -------------


Accumulation Units:
  Balance at beginning of
     period................   3,689,070         $(218,921,842)        4,102,941         $(211,285,774)
  Contract purchases.......      17,101               949,356            11,737               218,536
  Terminated contracts.....    (376,590)           (7,488,312)         (425,608)           (7,854,604)
                              ---------         -------------         ---------         -------------
Balance at end of period...   3,329,581         $(225,460,798)        3,689,070         $(218,921,842)
                              =========         =============         =========         =============
Annuity Reserves:
  Balance at beginning of
     period................     214,100         $ (16,016,089)          244,982         $ (15,304,092)
  Annuity purchases
     (payments)............       5,973              (607,263)          (30,882)             (711,997)
                              ---------         -------------         ---------         -------------
Balance at end of period...     220,073         $ (16,623,352)          214,100         $ (16,016,089)
                              =========         =============         =========         =============






                            Variable Annuity Fund A-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        [ERNST & YOUNG LLP]
Fort Wayne, Indiana
February 12, 2007


                           Variable Annuity Fund A-10

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
OTHER FUND INFORMATION

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

On August 14, 2006, the Board of Managers of the Lincoln National Variable Annuity Fund A (the "Fund") met to consider, among other things, the renewal of the advisory agreement with The Lincoln National Life Insurance Company ("Lincoln Life"), and the sub-advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, for the Fund. The Independent Managers reviewed materials provided by Lincoln Life and DMC prior to the meeting, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment advisory and sub-advisory agreements and the factors that they should consider in renewing such agreements.

In preparation for their review, the Independent Managers communicated with their independent legal counsel regarding the nature of information to be provided and independent legal counsel, on behalf of the Independent Managers, sent a formal request for information. Lincoln Life and DMC provided extensive information in response to this request. Among other information, Lincoln Life and DMC provided general information to assist the Independent Managers in assessing the nature, extent and quality of services provided, including their respective Form ADVs, information about profitability and/or financial condition, compliance policies and procedures and regulatory matters. The Independent Managers requested and reviewed long- and short-term performance information for the Fund compared to a performance peer group of funds and data comparing the Fund's advisory and sub-advisory fees and expense ratio to an expense peer group of funds. Prior to and during a portion of the meeting, the Independent Managers and their independent legal counsel met separately from the "interested" Manager and officers and employees of Lincoln Life and DMC to consider renewal of the investment advisory agreement and sub-advisory agreement.

In considering approval of the renewal of the investment advisory agreement and sub-advisory agreement, the Independent Managers did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. Based upon their review, the Independent Managers concluded that it was in the best interests of the Fund to renew the investment advisory and sub-advisory agreements. The Independent Managers considered the following factors and reached the following conclusions with respect to their review of the advisory and sub-advisory agreements.

ADVISORY AGREEMENT

The Independent Managers considered the nature, extent and quality of services provided by Lincoln Life for the Fund and considered its response to various inquiries, including the list of services it provides to the Fund, information about the staff providing services to the Fund, and compliance matters. The Independent Managers considered the delegation of day-to-day portfolio management responsibility to DMC. The Independent Managers concluded that the services provided by Lincoln Life were acceptable. The Independent Managers reviewed the advisory fee and the total expense ratio for the Fund compared to management fees and total expense ratio information of the Fund's Lipper expense peer group. The Independent Managers considered that the Fund's advisory fee was significantly below the average of the Fund's Lipper expense peer group and concluded that the advisory fee was reasonable. The Independent Managers also considered that the Fund was Lincoln Life's only investment advisory client. They also reviewed the profitability to Lincoln Life and its affiliates with respect to the Fund on a pre-tax basis and concluded that the profitability of Lincoln Life and its affiliates in connection with the management of the Fund was not unreasonable. The Independent Managers considered the low level of the Fund's advisory fee and the Fund's asset size and concluded that since the Fund was not currently offered that there were no economies of scale.

At the August 14th meeting, the full Board (a) concurred with the conclusions of the Independent Managers and (b) approved the renewal of the advisory agreement and the fees and other amounts to be paid under the agreement.

SUB-ADVISORY AGREEMENT

In considering the renewal of the sub-advisory agreement between Lincoln Life and DMC on behalf of the Fund, the Independent Managers considered the nature, extent and quality of services provided by DMC under the sub-advisory agreement. The Independent Managers considered DMC's response to a request for information, experience of the portfolio managers and other investment personnel and the compensation structure for these individuals, and compliance and regulatory matters and concluded that the services provided by DMC were acceptable. The Independent Managers considered the sub-advisory fee under the sub-advisory agreement and fee rates charged to other funds managed by DMC and concluded that the sub-advisory fee was reasonable. The Independent Managers noted that DMC is an affiliate of Lincoln Life. The Independent Managers considered the profitability of DMC on a pre-tax basis and concluded that the profitability of DMC in connection with the management of the Fund was not unreasonable. The Independent Managers also considered whether DMC received any incidental benefits in connection with its relationship to the Fund and noted that DMC has the ability to obtain research with soft dollars which may or may not be used for the benefit of the Fund and may be used for the benefit of other clients of DMC.

At the August 14th meeting, the full Board (a) concurred with the conclusions of the Independent Managers and (b) approved the renewal of the sub-advisory agreement and the fees and other amounts to be paid under the agreement.


                           Variable Annuity Fund A-11

OFFICER/MANAGER INFORMATION



                                                                                                        NUMBER OF
                              POSITION(-                                                                 FUNDS IN
                                  S)        TERM OF OFFICE                                            TRUST COMPLEX
    NAME, ADDRESS AND          HELD WITH     AND LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY
      YEAR OF BIRTH            THE FUND     TIME SERVED(2)          DURING THE PAST FIVE YEARS           MANAGER

-------------------------------------------------------------------------------------------------------------------


Kelly D. Clevenger(1)         Chairman     Chairman since     Vice President, The Lincoln National          19
1300 S. Clinton Street        and          August 1995;       Life Insurance Company.  Executive
Fort Wayne, IN 46802          Manager      Manager since      Vice President, Lincoln Retirement
YOB: 1952                                  November 1994      Services Company, LLC; Second Vice
                                                              President, Lincoln Life & Annuity
                                                              Company of New York
Nancy L. Frisby               Manager      Manager since      Senior Vice President and Chief               19
1300 S. Clinton Street                     April 1992         Financial Officer, DeSoto Memorial
Fort Wayne, IN 46802                                          Hospital; formerly Chief Financial
YOB: 1941                                                     Officer, Bascom Palmer Eye Institute,
                                                              University of Miami School of
                                                              Medicine; formerly Vice President and
                                                              Chief Financial Officer, St. Joseph
                                                              Medical Center, Inc.
Kenneth G. Stella             Manager      Manager since      President, Indiana Hospital & Health          19
1300 S. Clinton Street                     February  1998     Association
Fort Wayne, IN 46802
YOB: 1943
Gary D. Lemon                 Advisory     Advisory Manager   Professor of Economics and Management,        19
1300 S. Clinton Street        Manager      since November     DePauw University
Fort Wayne, IN 46802                       2004
YOB: 1948
David H. Windley              Manager      Manager since      Director (Partner) Blue & Co., LLC            19
1300 S. Clinton Street                     August 2004
Fort Wayne, IN 46802
YOB: 1943
Cynthia A. Rose(1)            Secretary    Secretary since    Secretary, Fund A                            N/A
1300 S. Clinton Street                     February 1995
Fort Wayne, IN 46802
YOB: 1954
William P. Flory, Jr.(1)      Chief        Chief Accounting   Second Vice President, The Lincoln           N/A
1300 S. Clinton Street        Accounting   Officer since      National Life Insurance Company
Fort Wayne, IN 46802          Officer      May 2006
YOB: 1961
Rise' C.M. Taylor(1)          Vice         Vice President     Vice President and Treasurer, The            N/A
1300 S. Clinton Street        President    and                Lincoln National Life Insurance
Fort Wayne, IN 46802          and          Treasurer since    Company; Second Vice President and
YOB: 1967                     Treasurer    May 2006           Treasurer, Lincoln Life & Annuity
                                                              Company of New York
Kevin J. Adamson(1)           Second       Second Vice        Second Vice President, Director of           N/A
1300 S. Clinton Street        Vice         President since    Funds Managements, Lincoln Life;
Fort Wayne, IN 46802          President    May 2006           formerly:  Director of Financial
YOB: 1966                                                     Operations, Swiss Re/Lincoln Re (2000-
                                                              2003)
James Blake(1)                Chief        Chief Compliance   Assistant Vice President and Senior          N/A
1300 S. Clinton Street        Compliance   Officer since      Compliance Officer, Delaware
Fort Wayne, IN 46802          Officer      November 2005      Investments; formerly:  Client Trading
YOB: 1963                                                     Compliance Manager, Loomis Sayles &
                                                              Company, LP



----------

Additional information on the officers and managers can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1)All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2)The officers and managers hold their position with the Fund until retirement or resignation. The Bylaws of the Fund do not specify a term of office.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.



                           Variable Annuity Fund A-12

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Registrant's Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (Code of Ethics) is attached hereto as an exhibit. There have been no amendments to, nor waivers granted, to the existing code of ethics.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that Nancy L. Frisby and David
H. Windley are each an "audit committee financial expert" and are "independent," as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principle Accountant Fees and Services

(a)  Audit Fees

Aggregate audit fees for the services that the Registrant's auditor provided to the Registrant totaled approximately $38,505 in 2006 and $39,175 in 2005, including fees associated with the annual audit and filings of the Registrant's Forms N-3 and Form N-SAR.

(b)  Audit-Related Fees

Aggregate fees billed by the Registrant's auditor for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item totaled approximately $0 in 2006 and $0 in 2005.

Aggregate fees for the Registrant's audit-related services relating to the performance of the audit of the financial statements of the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant totaled approximately $100,006 in 2006 and $60,300 in 2005. These audit-related services included fees associated with a separate accounts internal control review of cash transaction processing.

(c)  Tax Fees

Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2006 and $0 in 2005.

(d)  All Other Fees

Aggregate fees for all other services that the Registrant's auditor provided to the Registrant not included above totaled approximately $0 in 2006 and $0 in 2005.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures

The Audit Committee approves (a) each specific service the auditor will perform for the Registrant and (b) each specific non-audit service the auditor will perform for the Registrant's investment adviser or the adviser's affiliates if the service directly impacts the Registrant's operations and financial reporting. Accordingly, the Audit Committee has not established pre-approval policies or procedures for the noted services.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, or rendered to the Registrant's investment adviser, any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, totaled approximately $589,187 in 2006 and $446,220 in 2005.

(h)  Principal Accountant's Independence

The Audit Committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the auditor's independence.

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Managers.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

      (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

      (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (b) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

      /s/ Kelly D Clevenger
      ------------------------------------------
      Kelly D. Clevenger
      President
      (Signature and Title)

Date:  March 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Kelly D. Clevenger
      ------------------------------------------
      Kelly D. Clevenger
      Chairman of the Board and President
      (Signature and Title)

Date: March 5, 2007

By    /s/ William P. Flory, Jr.
      ------------------------------------------
      William P. Flory, Jr.
      Chief Accounting Officer
      (Signature and Title)

Date: March 5, 2007